Land, Buildings, Equipment and Software, Net (Tables)	12 Months Ended
Dec. 31, 2012
Land, Buildings and Equipment, Net [Abstract]
Land, buildings and equipment, net
Land, buildings and equipment, net were as follows:

		December 31,
	Estimated Useful Lives (Years)	2012	2011
Land		$61	$60
Buildings and building equipment	25 to 50	1,135	1,121
Leasehold improvements	Varies	506	461
Plant machinery	5 to 12	1,571	1,557
Office furniture and equipment	3 to 15	1,681	1,470
Other	4 to 20	83	99
Construction in progress		74	93
Subtotal		5,111	4,861
Accumulated depreciation		(3,555)	(3,249)
Land, Buildings and Equipment, Net		$1,556	$1,612

Land, Buildings and Equipment Depreciation Expense
Depreciation expense and operating lease rent expense were as follows:

	Year Ended December 31,
	2012	2011	2010
Depreciation expense	$452	$405	$379
Operating lease rent expense(1)	646	681	632

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(1)	We lease certain land, buildings and equipment, substantially all of which are accounted for as operating leases.

Schedule of Future Minimum Operating Lease Non-cancelable Payments
Future minimum operating lease commitments that have initial or remaining non-cancelable lease terms in excess of one year at December 31, 2012 were as follows:

2013	2014	2015	2016	2017	Thereafter
$636	$425	$265	$157	$74	$83

Additions to Internal Use and Product Software

	Year Ended December 31,
Additions to:	2012	2011	2010
Internal use software	$125	$163	$164
Product software	107	108	70

Capitalized Costs, Internal Use and Product Software

	December 31,
Capitalized costs, net:	2012	2011
Internal use software	$577	$545
Product software	344	256